Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Expected Credit Loss Models Relies on Macroeconomic Variables
In its expected credit loss models, the Group relies on the following macroeconomic variables as forward-looking information inputs as of December 31, 2022 and 2021:

	2022	2021
GDP growth	X	X
Unemployment rate	X
Gross capital formation		X
Consumer		X
Domestic demand	X	X
Formal labor salary	X
Informal labor salary	X

Summary of Estimated Useful Lives	Depreciation of property, furniture and equipment is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and facilities	40 - 75
Leasehold improvements	5
Furniture and equipment	10
Vehicles	5